FORMER BUSINESS ACTIVITY	9 Months Ended
Apr. 30, 2018
Former Business Activity [Abstract]
FORMER BUSINESS ACTIVITY

NOTE 8 – FORMER BUSINESS ACTIVITY

The Company continues to own a 2.4% minority interest in Mineracao Batovi, which was purchased for $30,000 and is part of the Company’s prior business. The asset is valued at $0 as at July 31, 2017 and April 30, 2018 and the Company has no obligations or liabilities with respect to Mineracao Batovi.